INVESTMENT IN EQUITY ACCOUNTED INVESTEES - Reconciliation of equity accounted investments (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of joint ventures [line items]
Investments accounted for using equity method	$ 559.1
Investments accounted for using equity method	572.7	$ 559.1
Aggregated individually immaterial joint ventures
Disclosure of joint ventures [line items]
Investments accounted for using equity method	559.1	588.8
Non-cash contributions to equity accounted investees		13.0
Cash contributions to equity accounted investees	14.5
Share of after-tax profit before elimination of unrealized profits	86.9	96.2
Elimination of unrealized profits on transactions with equity accounted investees – net	(4.2)	(7.8)
Dividends received from equity accounted investees	(79.6)	(28.7)
Dividends declared but not yet received from equity accounted investees		(7.2)
Transfers and others	7.4	0.7
Foreign currency exchange differences	(11.4)	35.1
Investments accounted for using equity method	$ 572.7	559.1
SIMCOM
Disclosure of joint ventures [line items]
Acquisition of control of SIMCOM (Note $2)		$ (131.0)